COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Other Miscellaneous assets	$ 603,701	$ 1,164,863
Loans to employees	235,259	359,305
Payments in advance	321,958	18,474
Other non-financial assets	16,367
Retirement Plan	143,252	205,805
Works of art and collector's pieces	32,343	47,030
Non financial assets	$ 1,352,880	$ 1,795,477